SEGMENT REPORTING	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

The following details the results of operations and the financial position of the Company’s operating segments as of and during the six months ended June 30, 2024 and 2023. The marketing services operating segment reflects the Company’s business of marketing services from clients and social media platforms. The social commerce operating segment reflects the Company’s business of social commerce from customers.

Results of Operations

For the six months ended June 30, 2024

	Marketing services	Social commerce	Other	Total

Revenue	3,895,582	128,411	—	4,023,993

Cost of revenues	(2,858,033)	(553,356)	—	(3,411,389)

Marketing expenses	(82,601)	—	(124,422)	(207,023)

General and administrative expenses	(1,052,595)	—	(2,326,168)	(3,378,763)

Other expenses, net	(83,814)	—	(281,477)	(365,291)

Loss before income taxes	(181,461)	(424,945)	(2,732,067)	(3,338,473)

Provision for income taxes	—	—	—	—

Net loss	(181,461)	(424,945)	(2,732,067)	(3,338,473)

Financial Position

As of June 30, 2024

	Marketing services	Social commerce	Other	Total

Current assets	3,070,126	—	3,646,457	6,716,583
Non-current assets	304,699	—	127,054	431,753
Total assets	3,374,825	—	3,773,511	7,148,336

Current liabilities	(4,200,938)	—	(1,700,835)	(5,901,773)
Non-current liabilities	(234,036)	—	—	(234,036)
Total liabilities	(4,434,974)	—	(1,700,835)	(6,135,809)

Net (liabilities) assets	(1,060,149)	—	2,072,676	1,012,527

Results of Operations

For the six months ended June 30, 2023

	Marketing services	Social commerce	Other	Total

Revenue	3,526,757	—	—	3,526,757

Cost of revenues	(2,768,829)	—	—	(2,768,829)

Marketing expenses	(85,043)	—	—	(85,043)

General and administrative expenses	(965,566)	—	(1,894,337)	(2,859,903)

Other expenses	(89,003)	—	(43,075)	(132,078)

Loss before income taxes	(381,684)	—	(1,937,412)	(2,319,096)

Provision for income taxes	-	—	—	—

Net loss	(381,684)	—	(1,937,412)	(2,319,096)

Financial Position

As of December 31, 2023

	Marketing services	Social commerce	Other	Total

Current assets	3,557,743	—	6,433,919	9,991,662
Non-current assets	53,752	—	37,333	91,085
Total assets	3,611,495	—	6,471,252	10,082,747

Current liabilities	(3,451,510)	—	(2,230,098)	(5,681,608)
Non-current liabilities	(208,116)	—	—	(208,116)
Total liabilities	(3,659,626)	—	(2,230,098)	(5,889,724)

Net (liabilities) assets	(48,131)	—	4,241,154	4,193,023

Geographical information

	Six months ended June 30,
Revenue from external customers as of	2024	2023
HK SAR	$2,814,212	$2,377,608
Taiwan	1,209,781	1,149,149
	$4,023,993	$3,526,757

The revenue information above is based on the locations where the revenue originated.

All the Company’s long-lived assets, which consist of plant and equipment, net and operating leases right-of-use assets, are located in Taiwan. Hence, no analysis by geographical area of long-lived asset information is provided.